Investment in Marketable Debt Securities	12 Months Ended
Mar. 31, 2025
Investment in Marketable Debt Securities [Abstract]
INVESTMENT IN MARKETABLE DEBT SECURITIES

3. INVESTMENT IN MARKETABLE DEBT SECURITIES

Investment in marketable debt securities consist of investments in listed corporate bonds and are accounted for as available-for-sale investments. Management determines the appropriate classification of its investment in marketable debt securities at the time of purchase and reevaluates the classifications at each balance sheet date. Investment in marketable debt securities are carried at fair value, with unrealized gains and losses, net of taxes, reported in other comprehensive income, with the exception of unrealized losses believed to be other-than-temporary which are recorded in the consolidated statements of operations. As of March 31, 2025 and 2024, investment in marketable debt securities were carried at fair value. Fair values of investment in marketable debt securities were estimated using quoted market prices and were classified as level 1 in the fair value hierarchy.

In January 2017, the Company bought the bond — BLUE SKYVIEW Co. Ltd 7.125% Perpetual Corp at the consideration of USD 200,200 with no maturity date and there was no credit rating of the bond.

At March 31, 2024 and 2025, the cost, net of allowance for credit losses, gross unrealized gains and losses and fair value of investment in marketable debt securities were as follow:

March 31, 2024	Cost	Gross Unrealized Gains, before tax	Gross Unrealized Losses, before tax	Allowance for Credit Losses	Fair Value
	USD	USD	USD	USD	USD
Corporate Bonds	198,916	—	—	(196,641)	2,275
Total Investments	198,916	—	—	(196,641)	2,275

March 31, 2025	Cost	Gross Unrealized Gains, before tax	Gross Unrealized Losses, before tax	Allowance for Credit Losses	Fair Value
	USD	USD	USD	USD	USD
Corporate Bonds	198,916	—	—	(196,696)	2,220
Total Investments	198,916	—	—	(196,696)	2,220

Impairment Losses on Investment in Marketable Debt Securities

For the fiscal years ended March 31, 2025, 2024 and 2023, losses resulting from the impairment of investment in marketable debt securities to reflect the decline in value considered to be other-than-temporary were USD 55, USD 42,291 and USD 60,754, respectively.

The management assesses whether it is likely the Company will have to sell the security prior to recovery, or it expects to be able to hold the security until the price recovers. Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, we believe the declines in fair value for the bond are other than temporary. Declines in fair values that are considered other-than-temporary due to credit risk are recorded as an impairment loss in the Consolidated Statements of Operations and Comprehensive Income.

We recognized USD 21,422, USD 12,668 and USD nil of interest income on investment in marketable debt securities during the years ended March 31, 2023, 2024 and 2025, respectively. We do not measure a credit loss allowance on accrued interest receivable as we write off any accrued interest receivable balance in a timely manner when we have concerns regarding collectability.

The bond — BLUE SKYVIEW Co. Ltd 7.125% Perpetual Corp continuously deferred the distribution which is scheduled to be paid since July 26, 2020. Due to the uncertainty of receiving the interest income, no accrued interest has been recorded during the years ended March 31, 2023, 2024 and 2025.

Credit Impairments

The following table presents a rollforward of the changes in allowance for credit losses on available for sale fixed maturity securities by major investment category:

Years ending March 31,	2024 Total
USD
Balance, beginning of year	154,350
Additions:
Securities for which allowance for credit losses were not previously recorded	42,291
Balance, end of year	196,641
Years ending March 31,	2025 Total
USD
Balance, beginning of year	196,641
Additions:
Securities for which allowance for credit losses were not previously recorded	55
Balance, end of year	196,696